UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06512 _____________________________________________________

BlackRock Insured Municipal Term Trust Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Insured Municipal Term Trust Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	September 30, 2004 ____________________________________________

Item 1. Schedule of Investments

The registrant's schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2004

BlackRock Insured Municipal Term Trust (BMT)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—145.80%
		Alabama—0.9%
AAA	$ 1,410	Alabama Fed. Hwy. Fin. Auth., Grant Antic., Ser. A, 4.50%, 3/01/11, MBIA	No Opt. Call	$ 1,514,453
AAA	1,000	Birmingham Jefferson Civic Ctr. Auth., Ser. A, 4.375%, 1/01/11, FSA	No Opt. Call	1,065,270

				2,579,723

		Alaska—7.9%
		Anchorage, GO, Ser. B,
AAA	14,345	4.125%, 7/01/11, MBIA	No Opt. Call	15,098,399
AAA	6,000	4.625%, 7/01/10, FGIC	No Opt. Call	6,489,600
AAA	1,260	Univ. of Alaska, Ser. K, 3.75%, 10/01/10, FGIC	No Opt. Call	1,303,571

				22,891,570

		Arizona—3.0%
AAA	1,000	Arizona St. Univ., 4.20%, 7/01/11, FGIC	No Opt. Call	1,060,770
AAA	1,030	Mesa, GO, Ser. A, 3.75%, 7/01/10, FGIC	No Opt. Call	1,071,334
AAA	6,340	Pima Cnty. Str. & Hwy., 4.25%, 7/01/11, FGIC	07/08 @ 101	6,633,479

				8,765,583

		Arkansas—0.2%
AAA	500	Little Rock, Cap. Impvt., 4.00%, 4/01/11, FSA	No Opt. Call	522,645

		California—8.3%
		California, GO, FGIC,
AAA	4,355 [3]	6.80%, 11/01/04	N/A	4,459,694
AAA	145	6.80%, 11/01/10	11/04 @ 102	148,438
		California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A,
AAA	5,000	3.60%, 5/01/10, AMBAC	No Opt. Call	5,149,150
AAA	3,500	3.70%, 5/01/11, MBIA	No Opt. Call	3,602,725
AAA	6,100	Contra Costa Trans. Auth., Sales Tax Rev., 6.50%, 3/01/09, FGIC	ETM	6,907,884
AAA	3,065	Los Angeles Cnty., Asset Leasing Corp., 6.05%, 12/01/10, AMBAC	No Opt. Call	3,582,893

				23,850,784

		Colorado—1.2%
AAA	3,245	Weld Cnty. Sch. Dist. No. 6, 3.75%, 12/01/10, FSA	No Opt. Call	3,365,617

		Delaware—0.4%
AAA	1,015	Delaware River & Bay Auth., 3.75%, 1/01/11, MBIA	No Opt. Call	1,049,693

		District of Columbia—3.9%
AAA	10,000	Dist. of Columbia, GO, Ser. B, 5.50%, 6/01/11, FSA	No Opt. Call	11,336,700

		Florida—0.9%
AAA	2,320	Tampa Wtr. & Swr., 5.50%, 10/01/10, FSA	No Opt. Call	2,628,792

		Hawaii—4.5%
AAA	11,080	Hawaii, GO, Ser. CN, 5.25%, 3/01/11, FGIC	03/07 @ 102	12,017,368
AAA	1,000	Univ. of Hawaii, Univ. Sys., 3.875%, 7/15/10, FGIC	No Opt. Call	1,045,360

				13,062,728

		Illinois—16.3%
		Chicago, GO, Ser. A,
AAA	4,000	4.375%, 1/01/11, AMBAC	No Opt. Call	4,261,080
AAA	1,790	5.00%, 1/01/11, MBIA	No Opt. Call	1,969,662
		Chicago Park Dist., Pkg. Rev., GO, Ser. A, FGIC,
AAA	3,120	3.50%, 1/01/10	No Opt. Call	3,195,691
AAA	3,695	4.00%, 1/01/11	No Opt. Call	3,858,356
AAA	1,000	Du Page & Cook Cntys. Sch. Dist., GO, 4.50%, 1/01/11, FGIC	No Opt. Call	1,072,290
AAA	1,750	Du Page & Will Cntys. Sch. Dist., GO, 4.25%, 12/30/10, FGIC	No Opt. Call	1,859,025
		Du Page Cnty. Forest Presvtn. Dist.,
AAA	5,000	Zero Coupon, 11/01/10	No Opt. Call	3,993,450
AAA	11,965	Zero Coupon, 11/01/11	No Opt. Call	9,108,955

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Illinois—(continued)
			Illinois, GO, Ser. 1,
AAA	$ 1,500		4.50%, 2/01/11, FGIC	No Opt. Call	$ 1,614,225
AAA	2,000		4.50%, 4/01/11, FSA	No Opt. Call	2,153,620
AAA	4,000		5.25%, 2/01/11, FGIC	No Opt. Call	4,475,400
AAA	5,000		Illinois Edl. Fac. Auth., 5.70%, 7/01/13, FGIC	11/04 @ 101	5,086,650
AAA	2,265		Kane & Du Page Cntys. Sch. Dist., GO, Ser. A, 4.00%, 1/01/11, FSA	No Opt. Call	2,365,136
AAA	1,025		Orland Park, GO, Ser. A, 3.50%, 12/01/10, FGIC	No Opt. Call	1,045,346
AAA	1,075		Rockford Sch. Dist., GO, 4.30%, 2/01/11, FGIC	No Opt. Call	1,141,446

					47,200,332

			Indiana—3.9%
AAA	2,635		Indiana Mun. Pwr. Agcy., Pwr. Sply. Sys., Ser. A, 4.50%, 1/01/11, AMBAC	No Opt. Call	2,820,847
			Indianapolis Loc. Pub. Impvt. Bond Bank, Wtr. Wks. Proj., Ser. A, MBIA,
AAA	2,085		4.25%, 7/01/10	No Opt. Call	2,213,123
AAA	2,815		4.375%, 1/01/11	No Opt. Call	2,993,809
AAA	2,950		4.375%, 7/01/11	No Opt. Call	3,141,897

					11,169,676

			Kansas—0.7%
			Kansas Dev. Fin. Auth., Pub. Wtr. Sply., AMBAC,
AAA	1,025		4.125%, 4/01/10	No Opt. Call	1,082,738
AAA	1,000		4.25%, 4/01/11	No Opt. Call	1,059,830

					2,142,568

			Kentucky—3.5%
AAA	12,675		Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care Inc., Ser. B, Zero Coupon, 10/01/10, MBIA	No Opt. Call	10,142,535

			Louisiana—1.8%
AAA	5,000		Louisiana Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. B, 4.00%, 5/15/11, MBIA	No Opt. Call	5,190,950

			Massachusetts—2.8%
AAA	7,865	[3]	Massachusetts, GO, Ser. C, 6.70%, 11/01/04, FGIC	N/A	7,974,638

			Michigan—3.8%
			Detroit, GO, MBIA,
AAA	1,580		4.00%, 4/01/10	No Opt. Call	1,663,171
AAA	1,955		4.00%, 4/01/11	No Opt. Call	2,055,253
			Michigan Mun. Bd. Auth.,
AAA	70		Ser. A, 6.50%, 11/01/12, MBIA	10/04 @ 101	70,266
AAA	730		Ser. B, 6.45%, 11/01/07, AMBAC	11/04 @ 102	747,118
AAA	730		Ser. B, 6.65%, 11/01/09, AMBAC	11/04 @ 102	747,221
AAA	1,310	[3]	Ser. G, 6.45%, 11/01/04, AMBAC	N/A	1,341,165
AAA	1,320	[3]	Ser. G, 6.65%, 11/01/04, AMBAC	N/A	1,351,588
AAA	2,810		Wyandotte City Sch. Dist., Bldg. & Site, 4.00%, 5/01/11, FSA	No Opt. Call	2,943,812

					10,919,594

			Minnesota—1.8%
AAA	2,800		Hopkins Indpt. Sch. Dist. No. 270, GO, Ser. B, 4.00%, 2/01/11, FSA	No Opt. Call	2,936,780
A+	2,180		So. Minnesota Mun. Pwr. Agcy., Ser. B, 5.75%, 1/01/11	ETM	2,201,255

					5,138,035

			Nevada—3.3%
AAA	4,185	[3]	Clark Cnty. Sch. Dist., GO, 6.75%, 12/15/04, FGIC	N/A	4,272,048
			Nevada Dept. of Bus. & Ind., Las Vegas Monorail Proj., AMBAC,
AAA	3,795		Zero Coupon, 1/01/11	No Opt. Call	2,990,422
AAA	2,870		Zero Coupon, 1/01/12	No Opt. Call	2,152,557

					9,415,027

			New Jersey—0.4%
AAA	1,000		Monmouth Cnty. Impvt. Auth., Gov’t. Loan, 3.375%, 12/01/10, FSA	No Opt. Call	1,017,400

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			New Mexico—3.9%
AAA	$ 1,750		Las Cruces Sch. Dist. No. 002, GO, 5.25%, 8/01/11, FSA	08/09 @ 100	$ 1,929,917
			New Mexico Fin. Auth., Pub. Proj., Ser. A, MBIA,
AAA	1,433		3.40%, 6/01/11	No Opt. Call	1,456,845
AAA	1,485		4.20%, 6/01/10	No Opt. Call	1,580,738
AAA	3,620		4.30%, 6/01/11	No Opt. Call	3,874,776
AAA	2,230		New Mexico Hwy. Comm., Ser. B, 4.75%, 6/15/11, AMBAC	ETM	2,457,906

					11,300,182

			New York—13.8%
AAA	8,950		Long Island Pwr. Auth., Elec. Sys. Rev., Ser. A, 5.50%, 12/01/10, AMBAC	No Opt. Call	10,165,947
			New York Env. Fac. Corp., PCR, Ser. D,
AAA	9,325	[3]	6.70%, 11/15/04	N/A	9,568,842
AAA	1,010		6.70%, 5/15/09	11/04 @ 102	1,035,886
AAA	785		6.80%, 5/15/10	11/04 @ 102	805,206
			New York Med Care Fac. Fin., New York Hosp., Ser. A, AMBAC,
AAA	9,715	[3]	6.60%, 2/15/05	N/A	10,092,331
AAA	2,695	[3]	6.625%, 2/15/05	N/A	2,799,916
AAA	5,000		New York Thruway Auth., Personal Income Tax Rev.,
			Ser. A, 5.00%, 3/15/11, FSA	No Opt. Call	5,554,000

					40,022,128

			Ohio—0.7%
AAA	1,000		Akron, GO, 4.00%, 12/01/10, MBIA	No Opt. Call	1,052,820
AAA	1,015		Univ. of Cincinnati, Ser. G, 3.50%, 6/01/09, AMBAC	No Opt. Call	1,050,809

					2,103,629

			Oregon—3.8%
AAA	1,995		Lane Cnty. Sch. Dist. No. 4, 3.75%, 1/01/11, FSA	No Opt. Call	2,071,229
AAA	1,000		Oregon Dept. of Admin. Svcs., Lottery Rev., Ser. C, 3.50%, 4/01/11, FSA	No Opt. Call	1,025,060
			Washington & Clackamas Cntys. Sch. Dist., GO, MBIA,
AAA	3,820		4.00%, 6/15/10	No Opt. Call	4,038,313
AAA	3,720		4.00%, 6/15/11	No Opt. Call	3,927,762

					11,062,364

			Pennsylvania—9.2%
AAA	2,430		Central York Sch. Dist., GO, 4.125%, 6/01/11, FGIC	No Opt. Call	2,575,630
AAA	3,530		Dauphin Cnty. Gen. Auth., HAPSCO-Western Pennsylvania Hosp. Proj.,
			Ser. B, 6.25%, 7/01/08, MBIA	ETM	3,828,144
AAA	7,500		Pennsylvania Higher Edl. Facs. Auth., Univ. of Pennsylvania Hlth. Svcs.,
			Ser. A, 5.25%, 8/01/10, FSA	08/09 @ 101	8,279,175
AAA	2,100		Philadelphia Wtr. & Wst., 5.625%, 6/15/08, AMBAC	No Opt. Call	2,334,843
AAA	7,000		Pittsburgh, GO, Ser. A, 5.20%, 3/01/10, FGIC	09/05 @ 100	7,196,070
AAA	1,075		State Pub. Sch. Bldg. Auth., York Sch. Dist. Proj., 4.75%, 5/01/11, FSA	No Opt. Call	1,178,372
AAA	1,250		Wilson Sch. Dist., GO, 4.00%, 5/15/10, FSA	No Opt. Call	1,317,150

					26,709,384

			Rhode Island—1.9%
AAA	5,000		Rhode Island & Providence Plantations, GO, Ser. B, 4.20%, 6/01/10, FGIC	ETM	5,333,950
AAA	235		Rhode Island Clean Wtr. Protection Fin. Agcy., PCR,
			Ser. A, 6.70%, 10/01/10, MBIA	04/05 @ 100	240,567

					5,574,517

			South Carolina—0.3%
AAA	960	[3]	Piedmont Mun. Pwr. Agcy., Elec. Rev., 6.30%, 11/12/04, MBIA	N/A	974,640
			Tennessee—0.8%
			Clarksville Wtr., Swr. & Gas, FSA,
AAA	1,005		4.45%, 2/01/10	No Opt. Call	1,081,048
AAA	1,100		4.65%, 2/01/11	No Opt. Call	1,195,788

					2,276,836

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Texas—15.3%
AAA	$ 1,090	Addison, GO, 3.375%, 2/15/11, FGIC	No Opt. Call	$ 1,103,908
		Bexar Met. Wtr. Dist., Wtr. Wks. Sys., FSA,
AAA	1,085	3.70%, 5/01/10	No Opt. Call	1,123,463
AAA	1,090	3.80%, 5/01/11	No Opt. Call	1,130,385
AAA	2,000	Dallas Rapid Transit, 4.30%, 12/01/10, AMBAC	No Opt. Call	2,133,300
		Harris Cnty., GO,
AAA	1,500	Ser. A, 5.00%, 10/01/10, FSA	No Opt. Call	1,653,675
AAA	330	Ser. B, Zero Coupon, 8/15/08, FGIC	ETM	298,105
AAA	2,255	Ser. B, Zero Coupon, 8/15/08, FGIC	No Opt. Call	2,025,441
		Houston, GO, MBIA,
AAA	5,000	Ser. A, 5.00%, 3/01/11	No Opt. Call	5,517,250
AAA	2,000	Ser. A1, 5.00%, 3/01/11	No Opt. Call	2,206,900
AAA	2,490	Houston Area Wtr. Corp., Northeast Wtr. Purification Proj., 4.50%, 3/01/11, FGIC	No Opt. Call	2,680,435
AAA	10,440	Houston Wtr. & Swr. Sys., Ser. C, Zero Coupon, 12/01/10, AMBAC	No Opt. Call	8,419,234
AAA	5,550	Katy Indpt. Sch. Dist., GO, Ser. A, Zero Coupon, 2/15/11	No Opt. Call	4,396,821
AAA	4,000	Texas Mun. Pwr. Agcy., 5.50%, 9/01/10, MBIA	No Opt. Call	4,525,440
AAA	2,245	Texas Pub. Fin. Auth., 4.00%, 2/01/11, FGIC	No Opt. Call	2,350,740
AAA	1,250	Texas Tech Univ. Revs., Ser. 9, 5.00%, 2/15/11, AMBAC	No Opt. Call	1,380,750
AAA	1,630	Texas Univ. Sys. Fin., 3.50%, 3/15/11, FSA	No Opt. Call	1,660,986
AAA	1,500	Univ. of Houston, Ser. A, 4.00%, 2/15/10, FSA	No Opt. Call	1,577,175

				44,184,008

		Utah—2.7%
AAA	3,470	Intermountain Pwr. Agcy. Sply., Ser. A, 5.25%, 7/01/11, MBIA	07/09 @ 101	3,843,025
AAA	1,450 [3]	Salt Lake Cnty. Mun. Bldg. Auth., Ser. A, 6.15%, 10/01/04, MBIA	N/A	1,464,500
AAA	3,175	Salt Lake Cnty. Wtr. Conservancy Dist., Ser. A, Zero Coupon, 10/01/10, AMBAC	No Opt. Call	2,563,209

				7,870,734

		Washington—12.7%
AAA	7,345	Benton Cnty. Sch. Dist. No. 17, GO, Kennewick Sch., 4.50%, 12/01/10, FSA	No Opt. Call	7,916,294
AAA	1,000	Chelan Cnty. Sch. Dist., GO, 4.50%, 12/01/10, FSA	No Opt. Call	1,077,780
AAA	3,000	Clark Cnty. Pub. Util. Dist. No. 1, Elec. Rev., 4.50%, 1/01/11, AMBAC	No Opt. Call	3,223,890
AAA	2,040	Clark Cnty. Sch. Dist. No. 114, Evergreen, GO, 4.125%, 12/01/10, FSA	No Opt. Call	2,156,096
AAA	1,010	Tacoma, GO, 4.625%, 12/01/10, FGIC	No Opt. Call	1,095,587
		Washington, GO, MBIA,
AAA	5,000	Ser. A, 5.50%, 7/01/11	07/09 @ 100	5,558,200
AAA	1,505	Ser. R, 3.125%, 1/01/11	No Opt. Call	1,500,952
		Washington Pub. Pwr. Sply. Sys., MBIA,
AAA	1,300	Ser. B, Zero Coupon, 7/01/10	No Opt. Call	1,056,471
AAA	9,160	Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10	ETM	7,608,479
AAA	3,745	Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10	No Opt. Call	3,043,449
AAA	2,280	Whatcom Cnty. Sch. Dist. No. 503, GO, 4.50%, 12/01/10, FSA	No Opt. Call	2,457,339

				36,694,537

		West Virginia—3.5%
		West Virginia Econ. Dev. Auth., Correctional Juvenile & Pub., Ser. A, MBIA,
AAA	3,705	4.50%, 6/01/10	No Opt. Call	3,991,360
AAA	4,420	4.50%, 6/01/11	No Opt. Call	4,770,064
AAA	1,170	West Virginia Sch. Bldg. Auth., 4.00%, 7/01/11, AMBAC	No Opt. Call	1,228,453

				9,989,877

		Wisconsin—5.6%
AAA	1,045	Appleton Wtr. Wks., 4.375%, 1/01/11, FGIC	No Opt. Call	1,115,642
		Wisconsin Clean Wtr., Ser. 2, MBIA,
AAA	4,640	4.00%, 6/01/10	No Opt. Call	4,878,728
AAA	9,850	4.00%, 6/01/11	No Opt. Call	10,336,492

				16,330,862

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Wyoming—2.1%
		Albany Cnty. Impvts. Statutory Trust, COP, MBIA,
AAA	$ 1,325	4.00%, 1/15/10	No Opt. Call	$ 1,392,164
AAA	1,450	4.00%, 7/15/10	No Opt. Call	1,522,167
AAA	1,480	4.00%, 1/15/11	No Opt. Call	1,549,249
AAA	1,510	4.00%, 7/15/11	No Opt. Call	1,581,136

				6,044,716

		Total Long-Term Investments (cost $393,654,521)		421,503,004

		SHORT-TERM INVESTMENTS—11.9%
		Florida—2.6%
A1+	7,500 [4]	Highlands Cnty. Hlth. Facs. Auth., Adventist Hlth. Sys., Ser. B,
		1.70%, 10/07/04, MBIA, FRWD	N/A	7,500,000

		Massachusetts—4.6%
A1+	13,245 [4]	Massachusetts. Dev. Fin. Agcy., Boston Univ., Ser. R-2, 1.65%, 10/01/04, XLCA, FRDD	N/A	13,245,000

		New York—2.1%
A1+	6,000 [4]	New York City Transl. Fin. Auth., Ser. A-1, 1.70%, 10/06/04, FRWD	N/A	6,000,000

		Ohio—1.4%
VMIG1	4,000 [4]	Hamilton Cnty. Hosp. Facs., Ser. A, 1.70%, 10/06/04, FRWD	N/A	4,000,000

	Shares
	(000)

		Money Market Fund—1.2%
	3,550	AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	3,550,000

		Total Short-Term Investments (cost $34,295,000)		34,295,000

		Total Investments—157.7% (cost $427,949,521)		$455,798,004
		Other assets in excess of liabilities—1.3%		3,593,997
		Preferred shares at redemption value, including dividends payable—(59.0%)		(170,420,139)

		Net Assets Applicable to Common Shareholders—100%		$288,971,862

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of September 30, 2004.

The value (market value plus accrued interest) of securities that are covered by insurance, which insures the payment of principal and interest, represent approximately 88.1% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corporation
COP	— Certificate of Participation	FSA	— Financial Security Assurance
ETM	— Escrowed to Maturity	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Company	MBIA	— Municipal Bond Insurance Association
FRDD	— Floating Rate Daily Demand	PCR	— Pollution Control Revenue

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Insured Municipal Term Trust Inc.
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 23, 2004

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 23, 2004